Accrued Expenses and Other Current Liabilities (Details) - Schedule of Accrued Expenses and Other Current Liabilities - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Accrued payroll and benefits	$ 1,092,629	$ 588,342
Professional fees, other payable and accrued expenses	2,733	245,340
Interest payable	9,450	105,085
Accrued expenses and other current liabilities	$ 1,104,812	$ 938,767